Portfolio of investments—December 31, 2024 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Asset-backed securities: 37.46%
AmeriCredit Automobile Receivables Trust Series 2024-1 Class A2B (30 Day Average U.S. SOFR+0.60%)±	5.20%	2-18-2028	$314,782	$315,086
Avant Loans Funding Trust Series 2024-REV1 Class B144A	6.17	10-15-2033	350,000	354,409
Avis Budget Rental Car Funding AESOP LLC Series 2023-6A Class A144A	5.81	12-20-2029	350,000	360,008
BHG Securitization Trust Series 2021-A Class A144A	1.42	11-17-2033	329,604	321,980
Brex Commercial Charge Card Master Trust Series 2024-1 Class A1144A	6.05	7-15-2027	350,000	354,022
Carvana Auto Receivables Trust Series 2023-P1 Class A3144A	5.98	12-10-2027	350,988	353,489
Carvana Auto Receivables Trust Series 2024-P2 Class A3	5.33	7-10-2029	340,000	343,584
ClickLease Equipment Receivables Trust Series 2024-1 Class C144A	8.40	2-15-2030	375,000	384,762
Cloud Capital Holdco LP Series 2024-1A Class A2144A	5.78	11-22-2049	375,000	373,741
CoreVest American Finance Trust Series 2021-3 Class B144A	2.49	10-15-2054	300,000	284,070
Credit Acceptance Auto Loan Trust Series 2023-2A Class A144A	5.92	5-16-2033	650,000	655,892
Driven Brands Funding LLC Series 2021-1A Class A2144A	2.79	10-20-2051	331,307	299,496
Exeter Automobile Receivables Trust Series 2021-3A Class D	1.55	6-15-2027	301,121	293,823
HGI CRE CLO Ltd. Series 2021-FL2 Class A (U.S. SOFR 1 Month+1.11%)144A±	5.51	9-17-2036	232,655	232,582
LCM 37 Ltd. Series 37A Class A1R (U.S. SOFR 3 Month+1.06%)144A±	5.40	4-15-2034	350,000	350,061
Madison Park Funding XLVI Ltd. Series 2020-46A Class B1R (U.S. SOFR 3 Month+1.91%)144A±	6.57	10-15-2034	250,000	250,226
Mercury Financial Credit Card Master Trust Series 2023-1A Class A144A	8.04	9-20-2027	140,000	139,972
MetroNet Infrastructure Issuer LLC Series 2023-1A Class A2144A	6.56	4-20-2053	170,000	174,248
MF1 Ltd. Series 2021-FL7 Class E (U.S. SOFR 1 Month+2.91%)144A±	7.29	10-16-2036	250,000	238,756
Neighborly Issuer LLC Series 2023-1A Class A2144A	7.31	1-30-2053	235,800	239,401
Nissan Master Owner Trust Receivables Series 2024-A Class A (30 Day Average U.S. SOFR+0.67%)144A±	5.27	2-15-2028	350,000	350,946
OneMain Financial Issuance Trust Series 2023-2A Class A2 (30 Day Average U.S. SOFR+1.50%)144A±	6.10	9-15-2036	350,000	355,972
PFS Financing Corp. Series 2022-C Class B144A	4.39	5-15-2027	208,000	207,360
RCKT Mortgage Trust Series 2024-CES2 Class A2144A±±	6.39	4-25-2044	349,530	351,989
Research-Driven Pagaya Motor Asset Trust VII Series 2022-3A Class A144A	5.38	11-25-2030	194,835	194,966
SEB Funding LLC Series 2024-1A Class A2144A	7.39	4-30-2054	160,000	163,615
Sotheby’s Artfi Master Trust Series 2024-1A Class A1144A	6.43	12-22-2031	350,000	354,394
Subway Funding LLC Series 2024-3A Class A2I144A	5.25	7-30-2054	350,000	340,818
Venture 44 CLO Ltd. Series 2021-44A Class A1NR (U.S. SOFR 3 Month+1.14%)144A±	5.76	10-20-2034	350,000	350,000
Westlake Flooring Master Trust Series 2024-1A Class B144A	6.07	2-15-2028	350,000	353,766
World Omni Auto Receivables Trust Series 2021-A Class B	0.64	12-15-2026	295,000	293,534
Total asset-backed securities (Cost $9,658,406)				9,636,968
See accompanying notes to portfolio of investments
Allspring Managed Account CoreBuilder Shares - Series SP | 1

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Corporate bonds and notes: 13.16%
Basic materials: 0.79%
Chemicals: 0.79%
Solvay Finance America LLC144A	5.65%	6-4-2029	$200,000	$203,008
Communications: 1.13%
Media: 0.54%
Charter Communications Operating LLC/Charter Communications Operating Capital	6.10	6-1-2029	135,000	137,609
Telecommunications: 0.59%
Frontier California, Inc. Series F	6.75	5-15-2027	150,000	151,875
Consumer, cyclical: 2.73%
Airlines: 0.25%
Delta Air Lines, Inc./SkyMiles IP Ltd.144A	4.75	10-20-2028	65,000	64,112
Apparel: 0.12%
Tapestry, Inc.	5.10	3-11-2030	30,000	29,669
Entertainment: 0.21%
Warnermedia Holdings, Inc.	3.76	3-15-2027	55,000	52,989
Leisure time: 0.41%
Carnival Holdings Bermuda Ltd.144A	10.38	5-1-2028	100,000	106,539
Lodging: 0.31%
Las Vegas Sands Corp.	6.00	8-15-2029	80,000	81,039
Retail: 1.16%
Advance Auto Parts, Inc.	5.95	3-9-2028	200,000	201,808
Walgreens Boots Alliance, Inc.	3.45	6-1-2026	100,000	96,794
				298,602
Toys/games/hobbies: 0.27%
Mattel, Inc.144A	5.88	12-15-2027	70,000	70,127
Consumer, non-cyclical: 1.09%
Agriculture: 0.50%
Altria Group, Inc.	1.70	6-15-2025	125,000	128,677
Commercial services: 0.59%
Prime Security Services Borrower LLC/Prime Finance, Inc.144A	5.75	4-15-2026	100,000	99,944
UL Solutions, Inc.144A	6.50	10-20-2028	50,000	51,985
				151,929
Energy: 0.34%
Oil & gas: 0.34%
Expand Energy Corp.	5.38	3-15-2030	90,000	88,005
See accompanying notes to portfolio of investments
2 | Allspring Managed Account CoreBuilder Shares - Series SP

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Financial: 4.18%
Diversified financial services: 1.20%
Aircastle Ltd.144A	6.50%	7-18-2028	$95,000	$98,186
Aviation Capital Group LLC144A	6.75	10-25-2028	35,000	36,755
Blackstone Holdings Finance Co. LLC144A	5.90	11-3-2027	75,000	77,154
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.144A	2.88	10-15-2026	100,000	94,882
				306,977
Insurance: 0.58%
Athene Global Funding	0.37	9-10-2026	100,000	99,299
NMI Holdings, Inc.	6.00	8-15-2029	50,000	50,213
				149,512
Investment Companies: 0.60%
Ares Capital Corp.	5.88	3-1-2029	55,000	55,465
Blackstone Secured Lending Fund	5.35	4-13-2028	100,000	99,736
				155,201
REITS: 1.80%
Brandywine Operating Partnership LP	8.30	3-15-2028	100,000	105,653
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.144A	5.25	10-1-2025	100,000	100,135
Piedmont Operating Partnership LP	9.25	7-20-2028	35,000	38,403
Sabra Health Care LP	5.13	8-15-2026	55,000	54,957
Tanger Properties LP	3.13	9-1-2026	110,000	106,478
WEA Finance LLC144A	2.88	1-15-2027	60,000	57,102
				462,728
Industrial: 0.88%
Aerospace/defense: 0.52%
Spirit AeroSystems, Inc.144A	9.75	11-15-2030	120,000	132,793
Engineering & construction: 0.36%
MasTec, Inc.144A	4.50	8-15-2028	95,000	92,103
Technology: 0.41%
Semiconductors: 0.41%
Entegris, Inc.144A	4.75	4-15-2029	110,000	105,326
Utilities: 1.61%
Electric: 1.61%
Duke Energy Corp.	3.10	6-15-2028	200,000	207,613
NextEra Energy Operating Partners LP144A	3.88	10-15-2026	100,000	95,617
Vistra Operations Co. LLC144A	3.70	1-30-2027	115,000	111,933
				415,163
Total corporate bonds and notes (Cost $3,416,854)				3,383,983
See accompanying notes to portfolio of investments
Allspring Managed Account CoreBuilder Shares - Series SP | 3

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal		Value
Foreign corporate bonds and notes: 4.95%
Communications: 1.08%
Telecommunications: 1.08%
Eutelsat SA	1.50%	10-13-2028	EUR	100,000	$76,912
Lorca Telecom Bondco SA	4.00	9-18-2027	EUR	100,000	103,585
SES SA (EURIBOR ICE Swap Rate 11:00am+3.19%)ʊ±	2.88	5-27-2026	EUR	100,000	97,186
					277,683
Consumer, cyclical: 1.66%
Auto manufacturers: 0.39%
Volkswagen Leasing GmbH	0.38	7-20-2026	EUR	100,000	99,601
Auto parts & equipment: 0.85%
Forvia SE	7.25	6-15-2026	EUR	100,000	107,064
Valeo SE	5.88	4-12-2029	EUR	100,000	110,406
					217,470
Leisure time: 0.42%
TUI AG	5.88	3-15-2029	EUR	100,000	108,398
Consumer, non-cyclical: 1.82%
Commercial services: 1.42%
Rentokil Initial Finance BV	3.88	6-27-2027	EUR	250,000	264,135
Worldline SA	4.13	9-12-2028	EUR	100,000	102,157
					366,292
Pharmaceuticals: 0.40%
Bayer AG (EURIBOR ICE Swap Rate 11:00am+2.65%)±	2.38	11-12-2079	EUR	100,000	102,900
Financial: 0.39%
Banks: 0.39%
Banco BPM SpA	0.88	7-15-2026	EUR	100,000	100,889
Total foreign corporate bonds and notes (Cost $1,299,188)					1,273,233
Foreign government bonds: 3.55%
Australia: 0.69%
Australia	2.75	11-21-2028	AUD	300,000	178,228
Brazil: 0.57%
Brazil¤	0.00	10-1-2025	BRL	1,000,000	145,714
Indonesia: 0.24%
Indonesia	6.88	4-15-2029	IDR	1,000,000,000	61,777
Malaysia: 0.22%
Malaysia	3.88	3-14-2025	MYR	250,000	55,977
South Africa: 0.63%
Republic of South Africa	8.00	1-31-2030	ZAR	3,200,000	162,423
See accompanying notes to portfolio of investments
4 | Allspring Managed Account CoreBuilder Shares - Series SP

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal		Value
United Kingdom: 1.20%
U.K. Gilts	4.13%	7-22-2029	GBP	250,000	$309,974
Total foreign government bonds (Cost $945,661)					914,093
Non-agency mortgage-backed securities: 21.60%
A&D Mortgage Trust Series 2024-NQM5 Class A1144A	5.70	11-25-2069		$346,769	347,125
BAHA Trust Series 2024-MAR Class B144A±±	7.07	12-10-2041		350,000	357,460
BX Commercial Mortgage Trust Series 2021-VOLT Class B (U.S. SOFR 1 Month+1.06%)144A±	5.46	9-15-2036		350,000	348,687
BX Trust Series 2021-ARIA Class A (U.S. SOFR 1 Month+1.01%)144A±	5.41	10-15-2036		350,000	349,016
BX Trust Series 2022-VAMF Class A (U.S. SOFR 1 Month+0.85%)144A±	5.25	1-15-2039		260,000	259,350
BX Trust Series 2024-BIO Class A (U.S. SOFR 1 Month+1.64%)144A±	6.04	2-15-2041		350,000	350,328
CSMC Trust Series 2018-RPL9 Class A144A±±	3.85	9-25-2057		349,546	333,583
GCAT Trust Series 2022-NQM3 Class A1144A±±	4.35	4-25-2067		352,237	338,862
GS Mortgage-Backed Securities Trust Series 2024-RPL4 Class A1144Aøø	3.90	9-25-2061		351,894	338,512
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C30 Class B±±	3.31	9-15-2049		270,000	244,874
New Residential Mortgage Loan Trust Series 2019-RPL3 Class A1144A±±	2.75	7-25-2059		145,102	138,311
New Residential Mortgage Loan Trust Series 2020-RPL1 Class A1144A±±	2.75	11-25-2059		48,252	45,885
OBX Trust Series 2020-EXP1 Class 2A1 (U.S. SOFR 1 Month+0.86%)144A±	5.20	2-25-2060		348,036	346,246
OBX Trust Series 2022-NQM7 Class A1144Aøø	5.11	8-25-2062		248,266	247,265
One New York Plaza Trust Series 2020-1NYP Class A (U.S. SOFR 1 Month+1.06%)144A±	5.46	1-15-2036		350,000	333,812
PRKCM Trust Series 2022-AFC1 Class A1A144A±±	4.10	4-25-2057		160,192	155,965
RCKT Mortgage Trust Series 2024-CES9 Class A1A144Aøø	5.58	12-25-2044		350,000	350,091
Starwood Mortgage Residential Trust Series 2020-1 Class A3144A±±	2.56	2-25-2050		348,020	330,576
Towd Point Mortgage Trust Series 2023-CES1 Class A1A144A±±	6.75	7-25-2063		336,632	339,983
Total non-agency mortgage-backed securities (Cost $5,580,548)					5,555,931
U.S. Treasury securities: 12.40%
U.S. Treasury Notes	4.13	11-30-2029		40,000	39,545
U.S. Treasury Notes	4.25	11-30-2026		3,150,000	3,149,374
Total U.S. Treasury securities (Cost $3,195,557)					3,188,919
Yankee corporate bonds and notes: 5.18%
Communications: 0.20%
Media: 0.20%
Videotron Ltd.144A	3.63	6-15-2029		55,000	51,086
See accompanying notes to portfolio of investments
Allspring Managed Account CoreBuilder Shares - Series SP | 5

Portfolio of investments—December 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Energy: 0.63%
Oil & gas: 0.63%
BP Capital Markets PLC (5 Year Treasury Constant Maturity+4.04%)ʊ±	4.38%	6-22-2025	$110,000	$108,986
Woodside Finance Ltd.144A	3.70	3-15-2028	55,000	52,408
				161,394
Financial: 1.70%
Banks: 1.56%
Federation des Caisses Desjardins du Quebec144A	5.25	4-26-2029	200,000	200,877
Lloyds Banking Group PLC (1 Year Treasury Constant Maturity+0.85%)±	5.09	11-26-2028	200,000	200,222
				401,099
Diversified financial services: 0.14%
Avolon Holdings Funding Ltd.144A	5.75	11-15-2029	35,000	35,427
Government securities: 0.75%
Multi-national: 0.75%
Banque Ouest Africaine de Developpement144A	5.00	7-27-2027	200,000	194,148
Industrial: 0.42%
Electronics: 0.42%
Flex Ltd.	4.88	6-15-2029	110,000	107,757
Technology: 0.78%
Semiconductors: 0.78%
SK Hynix, Inc.144A	5.50	1-16-2027	200,000	201,585
Utilities: 0.70%
Electric: 0.70%
Emera, Inc. Series 16-A (3 Month LIBOR+5.44%)±	6.75	6-15-2076	180,000	180,934
Total yankee corporate bonds and notes (Cost $1,345,557)				1,333,430
Yankee government bonds: 0.65%
Panama: 0.65%
Panama	3.16	1-23-2030	200,000	166,942
Total yankee government bonds (Cost $171,869)				166,942
See accompanying notes to portfolio of investments
6 | Allspring Managed Account CoreBuilder Shares - Series SP

Portfolio of investments—December 31, 2024 (unaudited)

		Yield	Shares	Value
Short-term investments: 0.07%
Investment companies: 0.07%
Allspring Government Money Market Fund Select Class♠∞		4.42%	18,857	$18,857
Total short-term investments (Cost $18,857)				18,857
Total investments in securities (Cost $25,632,497)	99.02%			25,472,356
Other assets and liabilities, net	0.98			251,295
Total net assets	100.00%			$25,723,651

±	Variable rate investment. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±±
The coupon of the security is adjusted based on the principal and/or interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages. The rate shown is the rate in effect at period end.

ʊ	Security is perpetual in nature and has no stated maturity date. The date shown reflects the next call date.
¤	The security is issued in zero coupon form with no periodic interest payments.
øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
AUD	Australian dollar
BRL	Brazilian real
CLO	Collateralized loan obligation
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
GBP	Great British pound
IDR	Indonesian rupiah
LIBOR	London Interbank Offered Rate
MYR	Malaysian ringgit
REIT	Real estate investment trust
SOFR	Secured Overnight Financing Rate
ZAR	South African rand
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$0	$25,745,530	$(25,726,673)	$0	$0	$18,857	18,857	$5,325
Forward foreign currency contracts
Currency to be received		Currency to be delivered		Counterparty	Settlement date	Unrealized gains	Unrealized losses
USD	183,830	AUD	290,000	Morgan Stanley, Inc.	3-31-2025	$4,309	$0
USD	117,919	BRL	740,000	Morgan Stanley, Inc.	3-31-2025	0	(130)
USD	29,577	BRL	185,000	Morgan Stanley, Inc.	3-31-2025	65	0
USD	1,794,940	EUR	1,700,000	Morgan Stanley, Inc.	3-31-2025	27,054	0
EUR	30,000	USD	31,675	Morgan Stanley, Inc.	3-31-2025	0	(477)
See accompanying notes to portfolio of investments
Allspring Managed Account CoreBuilder Shares - Series SP | 7

Portfolio of investments—December 31, 2024 (unaudited)

Forward foreign currency contracts (continued)
Currency to be received		Currency to be delivered		Counterparty	Settlement date	Unrealized gains	Unrealized losses
EUR	120,000	USD	125,000	Morgan Stanley, Inc.	3-31-2025	$0	$(208)
USD	317,075	GBP	250,000	Morgan Stanley, Inc.	3-31-2025	4,306	0
USD	166,498	ZAR	3,050,000	Morgan Stanley, Inc.	3-31-2025	6,160	0
ZAR	1,750,000	USD	94,384	Morgan Stanley, Inc.	3-31-2025	0	(2,387)
MYR	265,000	USD	59,703	Morgan Stanley, Inc.	4-2-2025	0	(248)
USD	114,388	MYR	510,000	Morgan Stanley, Inc.	4-2-2025	0	(34)
						$41,894	$(3,484)
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
5-Year Euro-BOBL Futures	1	3-6-2025	$122,294	$122,085	$0	$(209)
2-Year U.S. Treasury Notes	40	3-31-2025	8,246,923	8,224,375	0	(22,548)
Short
5-Year U.S. Treasury Notes	(108)	3-31-2025	(11,606,124)	(11,480,906)	125,218	0
					$125,218	$(22,757)
See accompanying notes to portfolio of investments
8 | Allspring Managed Account CoreBuilder Shares - Series SP

Notes to portfolio of investments—December 31, 2024 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Forward foreign currency contracts are recorded at the forward rate provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management.
Futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Forward foreign currency contracts
A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contracts. The Fund is subject to foreign currency risk and may be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable).
Allspring Managed Account CoreBuilder Shares - Series SP | 9

Notes to portfolio of investments—December 31, 2024 (unaudited)
Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Asset-backed securities	$0	$9,636,968	$0	$9,636,968
Corporate bonds and notes	0	3,383,983	0	3,383,983
Foreign corporate bonds and notes	0	1,273,233	0	1,273,233
Foreign government bonds	0	914,093	0	914,093
Non-agency mortgage-backed securities	0	5,555,931	0	5,555,931
U.S. Treasury securities	3,188,919	0	0	3,188,919
Yankee corporate bonds and notes	0	1,333,430	0	1,333,430
Yankee government bonds	0	166,942	0	166,942
Short-term investments
Investment companies	18,857	0	0	18,857
	3,207,776	22,264,580	0	25,472,356
Forward foreign currency contracts	0	41,894	0	41,894
Futures contracts	125,218	0	0	125,218
Total assets	$3,332,994	$22,306,474	$0	$25,639,468
Liabilities
Forward foreign currency contracts	$0	$3,484	$0	$3,484
Futures contracts	22,757	0	0	22,757
Total liabilities	$22,757	$3,484	$0	$26,241
Futures contracts and forward foreign currency contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the tables following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
As of December 31, 2024, $150,000 was segregated as cash collateral for these open futures contracts.
At December 31, 2024, the Fund did not have any transfers into/out of Level 3.
10 | Allspring Managed Account CoreBuilder Shares - Series SP